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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:    December 31, 2003

Cornerstone Real Estate Advisers LLC
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Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
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Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
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One Financial Plaza, Suite 1700
Hartford, CT 06103
December 13, 2006

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.


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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                              34

Form 13F Table Value Total:                 214145
                                            (thousands)



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
                                                               Value         Inv.      Other   Voting Authority
Name of Issuer                     Title of Class CUSIP        x1000 Shares  DiscretionManagersSole   Shared None
ARCHSTONE-SMITH TRUST              COM            039583109      5361  191600   SOLE     N/A    191600      0   0
ARDEN REALTY INC                   COM            039793104       437   14400   SOLE     N/A     14400      0   0
AVALONBAY COMMUNITIES INC          COM            053484101      2811   58800   SOLE     N/A     58800      0   0
BOSTON PROPERTIES INC              COM            101121101      6650  138000   SOLE     N/A    138000      0   0
CAMDEN PROPERTY TRUST              COM            133131102      3451   77900   SOLE     N/A     77900      0   0
CATELLUS DEVELOPMENT CORP          COM            149113102      3571  148036   SOLE     N/A    148036      0   0
CEDAR SHOPPING CENTERS INC         COM NEW        150602209      2720  219000   SOLE     N/A    219000      0   0
CENTERPOINT PROPERTIES CORP        COM            151895109      4524   60400   SOLE     N/A     60400      0   0
CHELSEA PROPERTY GROUP INC         COM            163421100      3437   62712   SOLE     N/A     62712      0   0
CORPORATE OFFICE PROPERTIES TRUST  SH BEN INT     22002T108      5300  252395   SOLE     N/A    252395      0   0
DEVELOPERS DIVERSIFIED REALTY      COM            251591103      4425  131827   SOLE     N/A    131827      0   0
EQUITY OFFICE PROPERTIES TRUST     COM            294741103      8684  303100   SOLE     N/A    303100      0   0
EQUITY RESIDENTIAL                 SH BEN INT     29476L107      9782  331476   SOLE     N/A    331476      0   0
ESSEX PROPERTY TRUST INC           COM            297178105      4239   66000   SOLE     N/A     66000      0   0
FIRST POTOMAC REALTY TRUST         COM            33610F109      1805   96300   SOLE     N/A     96300      0   0
GABLES RESIDENTIAL TRUST           SH BEN INT     362418105      5409  155700   SOLE     N/A    155700      0   0
GENERAL GROWTH PROPERTIES INC      COM            370021107      8228  296517   SOLE     N/A    296517      0   0
HERSHA HOSPITALITY TRUST           SH BEN INT A   427825104      1534  151900   SOLE     N/A    151900      0   0
HOST HOTELS & RESORTS INC          COM            44107P104      8114  658600   SOLE     N/A    658600      0   0
ISTAR FINANCIAL INC                COM            45031U101      4446  114290   SOLE     N/A    114290      0   0
KEYSTONE PROPERTY TRUST            COM            493596100       486   22000   SOLE     N/A     22000      0   0
KILROY REALTY CORP                 COM            49427F108      4329  132173   SOLE     N/A    132173      0   0
KIMCO REALTY CORP                  COM            49446R109      8932  199600   SOLE     N/A    199600      0   0
LASALLE HOTEL PROPERTIES           COM SH BEN INT 517942108      5211  280900   SOLE     N/A    280900      0   0
MACERICH COMPANY                   COM            554382101      5999  134800   SOLE     N/A    134800      0   0
MACK-CALI REALTY CORPORATION       COM            554489104      4582  110100   SOLE     N/A    110100      0   0
MERISTAR HOSPITALITY CORP          COM            58984Y103      5584  857800   SOLE     N/A    857800      0   0
MILLS CORP                         COM            601148109      6409  145653   SOLE     N/A    145653      0   0
NATIONWIDE HEALTH PROPERTIES INC   COM            638620104      4062  207800   SOLE     N/A    207800      0   0
NEWCASTLE INVESTMENT CORP          COM            65105M108      4935  182100   SOLE     N/A    182100      0   0
POST PROPERTIES INC                COM            737464107      3253  116500   SOLE     N/A    116500      0   0
PROLOGIS TRUST                     SH BEN INT     743410102      7788  242698   SOLE     N/A    242698      0   0
PUBLIC STORAGE INC                 COM            74460D109      5346  123200   SOLE     N/A    123200      0   0
ROUSE COMPANY                      COM            779273101      3323   70700   SOLE     N/A     70700      0   0
SIMON PROPERTY GROUP INC           COM            828806109     11567  249618   SOLE     N/A    249618      0   0
SL GREEN REALTY CORP               COM            78440X101      2572   62645   SOLE     N/A     62645      0   0
SUN COMMUNITIES INC                COM            866674104       929   24000   SOLE     N/A     24000      0   0
TANGER FACTORY OUTLET CENTERS      COM            875465106      5169  127000   SOLE     N/A    127000      0   0
TRIZEC PROPERTIES INC              COM            89687P107      4488  291400   SOLE     N/A    291400      0   0
UNITED DOMINION REALTY TRUST       COM            910197102      3053  159000   SOLE     N/A    159000      0   0
VENTAS INC                         COM            92276F100      7013  318784   SOLE     N/A    318784      0   0
VORNADO REALTY TRUST               SH BEN INT     929042109      9620  175714   SOLE     N/A    175714      0   0
WINDROSE MEDICAL PROPERTIES        COM            973491103      4567  368000   SOLE     N/A    368000      0   0


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December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
December 31, 2003.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer